REALIZED AND UNREALIZED FAIR VALUE (LOSS)/GAIN ON DERIVATIVE FINANCIAL INSTRUMENTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Realized and unrealized fair value (loss)/gain on derivative financial instruments (Note 29(d))	¥ 0	¥ 0	¥ 0